DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES (Details 2) - Financial Expenses Net [Member] - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Foreign Exchange Contract [Member]
Derivative Instruments Gain Loss [Line Items]
Gain (loss) recognized in earnings for the period on derivative contracts	$ 14	$ 26
Interst Rate And Cross Currency Swap [Member]
Derivative Instruments Gain Loss [Line Items]
Gain (loss) recognized in earnings for the period on derivative contracts	$ 5	$ 9